REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 4,307,865,498	$ 616,016,573	¥ 3,288,296,344	¥ 2,651,757,646
Electric scooter sales
REVENUE INFORMATION
Revenues	3,896,479,832		2,960,507,972	2,358,658,368
Accessory and spare parts sales
REVENUE INFORMATION
Revenues	299,172,649		241,680,284	197,634,073
Service revenues
REVENUE INFORMATION
Revenues	¥ 112,213,017		¥ 86,108,088	¥ 95,465,205